Employee Benefit Plans (Amounts Recognized in the Consolidated Balance Sheets ) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current Liabilities	$ (31)	$ (41)
Liabilities, Noncurrent	(641)	(559)
Pension Plan [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current Liabilities	(12)	(23)
Liabilities, Noncurrent	(347)	(264)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	9	10
Deferred Tax Assets, Defined Benefit Plan	(5)	(2)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	628	561
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	283	286
Non-pension Benefit Plans [Member
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current Liabilities	(19)	(18)
Liabilities, Noncurrent	(294)	(295)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	11	0
Deferred Tax Assets, Defined Benefit Plan	2	0
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	60	74
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	$ (244)	$ (239)